Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2		¥ 5,225
Assets held for sale categorized within Level 1	¥ 57,786	56,447
Assets held for sale categorized within Level 3	16,394	47,210
Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2	6,105	533
Liabilities held for sale categorized within Level 2	6,259	5,401
Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2	5,608	1,160
Liabilities held for sale categorized within Level 2	547	¥ 570
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Assets held for sale categorized within Level 2	5,284
Assets held for sale categorized within Level 1	1,169
Assets held for sale categorized within Level 3	¥ 28,647